YEAR 2000 ISSUES (UNAUDITED)

  The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund' s other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to report the performance for Dreyfus Massachusetts Municipal Money Market Fund for the 12-month period ended January 31, 1999. Your Fund produced a yield of 2.75% and, after taking into account the effect of compounding, an effective yield of 2.79%.*

The Economy

  The U.S. economy remained strong in 1998 in spite of economic turmoil in Asia and Russia. There were two main reasons: First, consumer spending was strong, backed by healthy real wage and salary income and the wealth effect from high asset prices. Second, technology spending was quite strong even as capital spending in the older industries showed signs of cooling late in the year.

  The Fed stood pat with an unchanged Federal Funds rate for the first nine months of 1998, but began to ease rates on September 30. The trigger for its doing so was a financial crisis brought on by defaults. Despite the fact that an IMF program was in place, Russia defaulted in midsummer. As the prices of illiquid assets owned by leveraged hedge funds, brokerage firms and banks dropped sharply, fear in financial circles escalated. The Fed broke the momentum of financial stress by easing rates on three successive occasions.

The period of financial crisis was brief enough that little damage was done to the U.S. economy in 1998, as yet another year of above-trend economic growth with quiescent inflation was recorded.

The U.S. and Continental Europe experienced both good results and bad from the Asian financial crisis. In this country, the housing and consumer sectors were beneficiaries, while the industrial sector was weakened by the Asian recession. Low inflation permitted credit to ease in both Europe and the U.S.

  In 1998, the global economy survived a triple financial crisis focused on Japan, on emerging market countries and on hyperleveraged financial institutions. Overseas, excess capacity persists in many industries after years of high capital spending followed by the onset of weakness in world demand. Fortunately, the U.S. has led the world in making the transition from the traditional industries to the new growth industries such as biotechnology, software, hardware and the Internet. This contributed to the favorable combination of a low unemployment rate and low inflation in the U.S., a performance which has strengthened the forces for more efficient allocation of capital elsewhere in the world. As 1999 began, the U.S. economy continued to exhibit surprising strength.

Market Environment/Portfolio Focus

  Throughout the Fall, the short-term municipal market continued to feel the effects of the diminished supply of new issuance during the summer months. The overall lack of availability of suitable investments in the one-year range held yields down for most of the period. As a result of the relatively flat yield curve that existed, we utilized the commercial paper market as a means of locking in attractive rates for the 60- to 90-day range without having to extend out a full year.

  As year-end approached, we were poised to take advantage of seasonal market weakness and extend the Fund' s average maturity when possible. However, the short-term municipal market's weakness in late December was slight and afforded us less opportunity than in prior years. This, coupled with the lack of supply of high-quality Massachusetts-exempt paper, hindered our ability to extend the Fund' s average maturity. Recently, Massachusetts issues have become more plentiful, enabling us to selectively purchase notes at general market levels. This helped to extend your Fund's average maturity into the 59-day range. In the coming months, we will continue to search for comparable one-year investment opportunities that will lock in higher rates while providing an attractive return to the tax-exempt investor. As always, we will structure the portfolio in an attempt to maximize current yield while maintaining our commitment to high quality tax-exempt investments.

               Very truly yours,


               [Richard J. Moynihan signature]


               Richard J. Moynihan

               Director, Municipal Portfolio Management

               The Dreyfus Corporation

February 18, 1999

New York, N.Y.

*Effective yield is based upon dividends declared daily and reinvested monthly.


DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                     JANUARY 31, 1999

                                                                                                  Principal

Tax Exempt Investments--101.3%                                                                     Amount             Value
-------------------------------------------------------                                         _____________     _____________
Town of Arlington, GO Notes, Refunding 6%, 2/15/1999 . . . . . . . . . . . . . . . . . . .     $    1,500,000    $    1,501,569

Town of Attleboro, BAN:

  3.25%, 12/22/1999. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,954,000         4,964,259

  3.50%, 1/14/2000 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,080,000         2,088,369

Town of Clinton, BAN 3.25%, 2/19/1999. . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,000,554

Commonwealth of Massachusetts, Refunding, VRDN

  2.55%, Series B, (LOC; Landesbank Hessen) (a)  . . . . . . . . . . . . . . . . . . . . .         10,300,000        10,300,000

Fitchburg Industrial Development Financing Authority, Industrial Revenue, VRDN

 (Nestal Machinery Project)

  3.15% (LOC; Lasalle National Bank) (a) . . . . . . . . . . . . . . . . . . . . . . . . .          3,500,000         3,500,000

Town of Holliston, BAN 4%, 6/10/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,006,816

Town of Mansfield, BAN 3.25%, 10/28/1999 . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,007,529

Massachusetts Bay Transportation Authority:

  CP 3%, Series A, 2/12/1999 (LOC; WestDeutsche Landesbank)  . . . . . . . . . . . . . . .          3,000,000         3,000,000

  Notes, 4.25%, Series A, 2/26/1999  . . . . . . . . . . . . . . . . . . . . . . . . . . .         13,000,000        13,007,513

Massachusetts Development Finance Agency, VRDN:

 Environmental Improvement Revenue

    (Mead Corp. Project) 3.20%, Series A (LOC; Bank Austria) (a) . . . . . . . . . . . . .          3,500,000         3,500,000

  Revenue

    (Lasell Village) 2.50%, Series C (LOC; Fleet Bank) (a) . . . . . . . . . . . . . . . .          4,000,000         4,000,000

Massachusetts Health and Education Facilities Authority, Revenue:

 CP:

    (Boston University) 3%, Series H, 8/25/1999 (LOC; Landesbank Hessen) . . . . . . . . .          9,000,000         9,000,000

    (Harvard University) 2.70%, Series L, 2/23/1999 (Guaranteed by; Harvard University). . .        5,000,000         5,000,000

  Revenue

    (Harvard Pilgrim Health) 4.25%, Series A, 7/1/1999 (Insured; FSA)  . . . . . . . . . .          2,265,000         2,275,112

  VRDN:

    (Capital Asset Program):

       3.15%, Series E (LOC; First Chicago Corp.) (a)  . . . . . . . . . . . . . . . . . .          2,900,000         2,900,000

       3.20%, Series D (Insured; MBIA and Liquidity Facility; Credit Suisse) (a) . . . . .          6,790,000         6,790,000

    (Hallmark Health Systems) 2.65%, Series B (Insured; FSA and Liquidity Facility; Fleet Bank) (a)  .   5,900,000    5,900,000

    (Partners Healthcare) 2.65%, Series P-1 (Insured; FSA and Liquidity Facility:
       Bayerische Landesbank and Morgan Guaranty Trust Co.) (a)  . . . . . . . . . . . . .          8,000,000         8,000,000

    (Wellesley College) 2.65%, Series G (Guaranteed by; Wellesley College) (a) . . . . . .          3,000,000         3,000,000

Massachusetts Industrial Finance Agency, VRDN:

 Industrial Revenue

    (Cambridge Isotope Labs Inc.) 2.95% (LOC; Fleet Bank) (a)  . . . . . . . . . . . . . .          3,625,000         3,625,000

  PCR (Holyoke Water Power Co. Project)

    2.35% (LOC; Union Bank of Switzerland) (a) . . . . . . . . . . . . . . . . . . . . . .          3,800,000         3,800,000

  Revenue:

    (Eastern Nazarene College) 2.60% (LOC; State Street Bank and Trust Co.) (a)  . . . . .          1,750,000         1,750,000

    (Heritage at Dartmouth) 2.75% (LOC; Bank of Boston Corp.) (a)  . . . . . . . . . . . .          1,825,000         1,825,000

    (Newbury College) 2.60% (LOC; Bank of Boston Corp.) (a)  . . . . . . . . . . . . . . .          3,820,000         3,820,000

DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                         JANUARY 31, 1999
                                                                                                  Principal

Tax Exempt Investments (continued)                                                                 Amount             Value
-------------------------------------------------------                                         _____________     _____________

Massachusetts Municipal Wholesale Electric Company, Power Supply Systems
Revenue:

  CP 2.75%, 3/15/1999 (LOC; Fleet Bank)  . . . . . . . . . . . . . . . . . . . . . . . . .     $    5,705,000    $    5,705,000

  VRDN 2.65%, Series C (Insured; MBIA and Liquidity Facility; Credit Suisse) (a) . . . . .         13,465,000        13,465,000

Massachusetts Water Resource Authority:

  CP 3%, 3/5/1999 (LOC; Morgan Guaranty Trust Co.) . . . . . . . . . . . . . . . . . . . .          8,000,000         8,000,000

  Revenue 4.50%, Series A, 8/1/1999 (Insured; FSA) . . . . . . . . . . . . . . . . . . . .          1,375,000         1,384,991

  Multi-Modal, VRDN:

    2.65%, Series B (Insured; AMBAC and Liquidity Facility; Bank of Nova Scotia) (a).  . .         11,200,000        11,200,000

    Refunding

       2.65%, Series D (Insured; FGIC and Liquidity Facility; FGIC) (a). . . . . . . . . .         10,000,000        10,000,000

Mohawk, Trail Regional School District, BAN 3.90%, 4/22/1999 . . . . . . . . . . . . . . .          6,677,033         6,682,769

Montachusett Regional Vocational Technical School District, BAN 4%, 7/23/1999. . . . . . .          4,000,000         4,005,897

Town of Rutland, BAN 4%, 2/10/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,000,000         5,000,442

Town of Sharon, BAN 4.06%, 3/30/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,250,000         6,255,397

Town of Springfield, BAN 3.63%, 3/2/1999 (Repurchase Agreement; Fleet Bank). . . . . . . .          4,000,000         4,001,672

Town of Sutton, BAN 4%, 4/28/1999. . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,775,000         3,777,571

Town of Taunton, BAN 3.50%, 5/7/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,500,000         2,501,602

Town of Wellesley, BAN 4%, 6/11/1999 . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,885,000         3,889,262

Town of Westfield, BAN 3.75%, 10/22/1999 . . . . . . . . . . . . . . . . . . . . . . . . .          2,500,000         2,512,231

Town of Worcester, BAN 3.25%, 8/26/1999. . . . . . . . . . . . . . . . . . . . . . . . . .          3,000,000         3,002,487

                                                                                                                  _____________

TOTAL INVESTMENTS (cost $207,946,042). . . . . . . . . . . . . . . . . . . . . . . . . . .            101.3%       $207,946,042

                                                                                                     _______      _____________


LIABILITIES, LESS CASH AND RECEIVABLES . . . . . . . . . . . . . . . . . . . . . . . . . .             (1.3%)    $   (2,662,327)
                                                                                                     _______      _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            100.0%       $205,283,715
                                                                                                     _______      _____________

DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------


Summary of Abbreviations
-----------------------------------------------------------------------------

AMBAC       American Municipal Bond Assurance Corporation           LOC         Letter of Credit

BAN         Bond Anticipation Notes                                 MBIA        Municipal Bond Investors Assurance

CP          Commercial Paper                                                       Insurance Corporation

FGIC        Financial Guaranty Insurance Company                    PCR         Pollution Control Revenue

FSA         Financial Security Assurance                            VRDN        Variable Rate Demand Notes

GO          General Obligation

Summary of Combined Ratings (Unaudited)
-----------------------------------------------------------------------------

Fitch                or            Moody's             or            Standard & Poor's              Percentage of Value

_______                            _________                         ________________               _________________

F1+/F1                             VMIG1/MIG1, P1                    SP1+/SP1, A1+/A1                     69.4%

AAA/AA (b)                         Aaa/Aa (b)                        AAA/AA (b)                            3.6

Not Rated (c)                      Not Rated (c)                     Not Rated (c)                        27.0
                                                                                                       _______

                                                                                                         100.0%
                                                                                                       _______


Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a) Securities payable on demand. Variable interest rate--subject to periodic change.

(b) Notes which are not F, MIG or SP rated are represented by bond ratings of the issuers.

(c) Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                          JANUARY 31, 1999

                                                                                                     Cost            Value
                                                                                                _____________     _____________
ASSETS:                          Investments in securities--See Statement of Investments . .     $207,946,042      $207,946,042

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                              604,142

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                            1,858,931

                                 Prepaid expenses and other assets . . . . . . . . . . . .                               18,203

                                                                                                                  _____________

                                                                                                                    210,427,318

                                                                                                                  _____________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                               92,151

                                 Payable for investment securities purchased . . . . . . .                            5,000,363

                                 Accrued expenses  . . . . . . . . . . . . . . . . . . . .                               51,089

                                                                                                                  _____________

                                                                                                                      5,143,603

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $205,283,715

                                                                                                                  _____________


REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                         $205,318,577

                                 Accumulated net realized gain (loss) on investments . . .                              (34,862)

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $205,283,715
                                                                                                                  _____________

SHARES OUTSTANDING

(UNLIMITED NUMBER OF $.001 PAR VALUE SHARES OF BENEFICIAL INTEREST AUTHORIZED) . . . . . .                          205,333,472

NET ASSET VALUE, offering and redemption price per share . . . . . . . . . . . . . . . . .                                $1.00

                                                                                                                         ______


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS                           YEAR ENDED JANUARY 31, 1999

INVESTMENT INCOME
INCOME                           Interest Income . . . . . . . . . . . . . . . . . . . . .                           $6,670,854

EXPENSES:                        Management fee--Note 2(a) . . . . . . . . . . . . . . . .        $   983,853

                                 Shareholder servicing costs--Note 2(b)  . . . . . . . . .            160,179

                                 Professional fees . . . . . . . . . . . . . . . . . . . .             37,940

                                 Registration fees . . . . . . . . . . . . . . . . . . . .             27,788

                                 Custodian fees  . . . . . . . . . . . . . . . . . . . . .             20,275

                                 Trustees' fees and expenses--Note 2(c)  . . . . . . . . .              9,839

                                 Prospectus and shareholders' reports  . . . . . . . . . .              7,240

                                 Miscellaneous . . . . . . . . . . . . . . . . . . . . . .              6,297

                                                                                                  ___________

                                    Total Expenses . . . . . . . . . . . . . . . . . . . .                            1,253,411

                                                                                                                    ___________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                            5,417,443

NET REALIZED GAIN (LOSS) ON INVESTMENTS--Note 1(b) . . . . . . . . . . . . . . . . . . . .                                 (398)

                                                                                                                    ___________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . . .                           $5,417,045

                                                                                                                    ___________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                             Year Ended          Year Ended

                                                                                          January 31, 1999   January 31, 1998
                                                                                          ________________   ________________
OPERATIONS:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $    5,417,443    $    5,340,413

  Net realized gain (loss) on investments  . . . . . . . . . . . . . . . . . . . . .                  (398)           (2,725)

                                                                                             _____________     _____________

    Net Increase (Decrease) in Net Assets Resulting from Operations  . . . . . . . .             5,417,045         5,337,688
                                                                                             _____________     _____________

DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (5,417,443)       (5,340,413)
                                                                                             _____________     _____________

BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):

  Net proceeds from shares sold  . . . . . . . . . . . . . . . . . . . . . . . . . .           427,639,049       390,207,155

  Dividends reinvested . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             3,305,496         3,364,374

  Cost of shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (405,323,494)     (405,901,691)
                                                                                             _____________     _____________


    Increase (Decrease) in Net Assets from Beneficial Interest Transactions  . . . .            25,621,051       (12,330,162)
                                                                                             _____________     _____________

       Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . . . . .            25,620,653       (12,332,887)

NET ASSETS:

  Beginning of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           179,663,062       191,995,949
                                                                                             _____________     _____________

  End of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $205,283,715      $179,663,062
                                                                                             _____________     _____________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

   Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                     Year Ended January 31,
                                                                    ______________________________________________________

PER SHARE DATA:                                                      1999         1998         1997          1996        1995
                                                                    ______       ______       ______        ______       ______
   Net asset value, beginning of period  . . . . . . . . . .       $  1.00      $  1.00      $  1.00       $  1.00      $  1.00
                                                                    ______       ______       ______        ______       ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . .          .028         .030         .028          .033         .027
                                                                    ______       ______       ______        ______       ______

   Distributions:

   Dividends from investment income--net . . . . . . . . . .         (.028)       (.030)       (.028)        (.033)       (.027)
                                                                    ______       ______       ______        ______       ______

   Net asset value, end of period  . . . . . . . . . . . . .       $  1.00      $  1.00      $  1.00       $  1.00      $  1.00
                                                                    ______       ______       ______        ______       ______

TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . . .          2.79%        3.01%        2.86%         3.34%        2.70%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . .           .64%         .63%         .60%          .46%         .28%

   Ratio of net investment income to average net assets  . .          2.75%        2.97%        2.82%         3.28%        2.73%

   Decrease reflected in above expense ratios

       due to undertakings by the Manager  . . . . . . . . .            --          .01%         .06%          .19%         .46%

   Net Assets, end of period (000's Omitted) . . . . . . . .      $205,284     $179,663     $191,996      $155,055     $150,811

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

   Dreyfus Massachusetts Municipal Money Market Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company. The Fund's investment objective is to provide investors with as high a level of current income exempt from Federal and Massachusetts income taxes as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager" ) serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares, which are sold to the public without a sales charge.

It is the Fund's policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00.

   The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

   (a) Portfolio valuation: Investments in securities are valued at amortized cost, which has been determined by the Fund's Board of Trustees to represent the fair value of the Fund's investments.

   (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premiums, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the Fund received net earnings credits of $14,644 during the period ended January 31, 1999 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

   The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

   (c) Dividends to shareholders: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

   The Fund has an unused capital loss carryover of approximately $34,800 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to January 31, 1999. If not applied, $30,500 of the carryover expires in fiscal 2003, $1,000 expires in fiscal 2004, $200 expires in fiscal 2005, $2,700 expires in fiscal 2006 and $400 expires in fiscal 2007.

   At January 31, 1999, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 2--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

   (a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of . 50 of 1% of the value of the Fund's average daily net assets and is payable monthly.

   (b) Under the Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended January 31, 1999, the Fund was charged $95,936 pursuant to the Shareholder Services Plan.

The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency service for the Fund. During the period ended January 31, 1999, the Fund was charged $42,986 pursuant to the transfer agency agreement.

   (c) Each trustee who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $1,000. The Chairman of the Board receives an additional 25% of such compensation.


DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Shareholders and Board of Trustees

Dreyfus Massachusetts Municipal Money Market Fund

   We have audited the accompanying statement of assets and liabilities of Dreyfus Massachusetts Municipal Money Market Fund, including the statement of investments, as of January 31, 1999 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund' s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and the financial highlights. Our procedures included confirmation of securities owned as of January 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Massachusetts Municipal Money Market Fund at January 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.





New York, New York

March 4, 1999



DREYFUS MASSACHUSETTS MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

IMPORTANT TAX INFORMATION (UNAUDITED)

   In accordance with Federal tax law, the Fund hereby designates all the dividends paid from investment income-net during the fiscal year ended January 31, 1999 as "exempt-interest dividends" (not subject to regular Federal and, for individuals who are Massachusetts residents, Massachusetts personal income taxes).

                                   [reg.tm logo]

                                   (reg.tm)

DREYFUS MASSACHUSETTS

MUNICIPAL MONEY MARKET FUND

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940



Printed in U.S.A.                                              639AR991

Massachusetts

Municipal Money Market Fund

Annual Report

January 31, 1999